Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,160,000
Previously Paid Amount	0.00
Total Fee Amount	160.20
Total Offset Amount	0.00
Net Fee	160.20
Narrative - Max Aggregate Offering Price	$ 1,160,000
Final Prospectus	true